BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

The following table presents the balances of bank borrowings as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Bank borrowings, current portion	284,404	504,838	64,723
Bank borrowings, non-current portion	4,715,596	4,210,245	539,775
	5,000,000	4,715,083	604,498

SCHEDULE OF BORROWING

As of December 31, 2025, the borrowing will be due according to the following schedule:

As of December 31, 2025
HK$
Within 1 Year	504,838
Between 1 to 2 Years	518,898
Between 2 to 3 Years	533,328
Between 3 to 4 Years	548,207
Between 4 to 5 Years	563,468
Between 5 to 6 Years	579,161
Between 6 to 7 Years	595,273
Between 7 to 8 Years	611,869
Between 8 to 9 Years	260,041
4,715,083